1

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.82%, Floor 1.72%), 2.59%, 5/01/33Δ	$13,062	$13,745

TOTAL ADJUSTABLE RATE MORTGAGE (COST $13,044)		$13,745

CORPORATE BONDS – 61.6%

AEROSPACE & DEFENSE – 0.5%
Boeing Co. (The), Sr. Unsecured, 3.20%, 3/01/29	150,000	148,751
L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	100,000	111,316

TOTAL AEROSPACE & DEFENSE		$260,067

AUTOMOTIVE – 1.8%
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	250,000	266,334
General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	375,000	387,695
General Motors Financial Co., Inc., Sr. Unsecured, 2.90%, 2/26/25	230,000	238,779

TOTAL AUTOMOTIVE		$892,808

BEVERAGES – 0.9%
Keurig Dr. Pepper, Inc., Company Guaranteed, 3.55%, 5/25/21	300,000	307,548
PepsiCo, Inc., Sr. Unsecured, 2.75%, 3/19/30	120,000	136,807

TOTAL BEVERAGES		$444,355

BIOTECHNOLOGY – 0.7%
Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23#	225,000	236,143
Amgen, Inc., Sr. Unsecured, 2.45%, 2/21/30	100,000	108,167

TOTAL BIOTECHNOLOGY		$344,310

BUILDING PRODUCTS – 1.3%
Carrier Global Corp., Sr. Unsecured, 2.49%, 2/15/27Ω	250,000	263,625
Johnson Controls International PLC, (Current rate until maturity), Sr. Unsecured, 3.63%, 7/02/24ÿ	373,000	404,647

TOTAL BUILDING PRODUCTS		$668,272

Description	Par Value	Value

CAPITAL MARKETS – 1.5%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	$210,000	$229,095
State Street Corp., Subordinated, 3.10%, 5/15/23	250,000	268,222
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	250,000	259,862

TOTAL CAPITAL MARKETS		$757,179

COMMERCIAL BANKS – 5.1%
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	250,000	276,563
PNC Financial Services Group, Inc. (The), Sr. Unsecured, 3.45%, 4/23/29	100,000	117,952
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	200,000	222,637
Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 3/11/24	275,000	301,779
Truist Bank, Sr. Unsecured, BKNT, 3.20%, 4/01/24	175,000	191,814
Truist Bank, Subordinated, BKNT, 3.63%, 9/16/25	250,000	280,863
Truist Financial Corp., Sr. Unsecured, 2.70%, 1/27/22	250,000	258,137
Truist Financial Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 0.95%, 4/01/22Δ	345,000	347,093
U.S. Bancorp, Subordinated, DMTN, 3.00%, 7/30/29	500,000	560,682

TOTAL COMMERCIAL BANKS		$2,557,520

COMMERCIAL SERVICES & SUPPLIES – 1.2%
Global Payments, Inc., Sr. Unsecured, 3.80%, 4/01/21	300,000	305,751
Global Payments, Inc., Sr. Unsecured, 2.65%, 2/15/25	275,000	295,093

TOTAL COMMERCIAL SERVICES & SUPPLIES		$600,844

COMPUTERS – 2.2%
Hewlett Packard Enterprise Co., Sr. Unsecured, 4.40%, 10/15/22	425,000	455,689
Hewlett Packard Enterprise Co., Sr. Unsecured, 1.45%, 4/01/24	150,000	150,281
International Business Machines Corp., Sr. Unsecured, 2.85%, 5/13/22	480,000	501,871

TOTAL COMPUTERS		$1,107,841

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

CONSUMER FINANCE – 1.7%
American Express Co., Sr. Unsecured, (3 Month USD LIBOR + 0.53%), 0.91%, 5/17/21Δ	$165,000	$165,663
American Express Co., Sr. Unsecured, 3.13%, 5/20/26	150,000	169,079
Capital One Financial Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 1.26%, 3/09/22Δ	250,000	251,519
Capital One Financial Corp., Sr. Unsecured, 3.90%, 1/29/24	250,000	273,467

TOTAL CONSUMER FINANCE		$859,728

DIVERSIFIED FINANCIAL SERVICES – 4.3%
Bank of America Corp., Sr. Unsecured, MTN, 2.50%, 10/21/22	415,000	425,667
Bank of Montreal, Sr. Unsecured, MTN, 1.90%, 8/27/21#	180,000	183,146
Charles Schwab Corp. (The), Sr. Unsecured, (3 Month USD LIBOR + 0.32%), 0.69%, 5/21/21Δ	155,000	155,414
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 3/02/27	315,000	356,854
JPMorgan Chase & Co., Sr. Unsecured, (SOFRRATE + 1.46%), 1.51%, 6/01/24Δ	65,000	66,424
JPMorgan Chase & Co., Sr. Unsecured, (SOFRRATE + 1.59%), 2.01%, 3/13/26Δ	150,000	156,770
JPMorgan Chase & Co., Subordinated, 3.88%, 9/10/24	300,000	334,903
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	260,000	310,013
Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.75%), 2.16%, 2/11/26Δ	140,000	146,178

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,135,369

ELECTRIC – 4.5%
DTE Energy Co., Series C, Sr. Unsecured, 3.50%, 6/01/24	250,000	272,426
DTE Energy Co., Series D, Sr. Unsecured, 3.70%, 8/01/23	300,000	324,911
Entergy Corp., Sr. Unsecured, 2.95%, 9/01/26	255,000	285,220
Exelon Generation Co. LLC, Sr. Unsecured, 3.25%, 6/01/25	250,000	276,572
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	500,000	508,049
Union Electric Co., 1st Mortgage, 3.50%, 3/15/29	220,000	259,533
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	290,000	297,818

TOTAL ELECTRIC		$2,224,529

Description	Par Value	Value

FOOD & STAPLES RETAILING – 2.3%
Archer-Daniels-Midland Co., Sr. Unsecured, 2.75%, 3/27/25	$250,000	$273,900
Conagra Brands, Inc., Sr. Unsecured, 3.80%, 10/22/21	200,000	208,027
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21#	250,000	257,257
McCormick & Co., Inc., Sr. Unsecured, 2.50%, 4/15/30	350,000	381,204

TOTAL FOOD & STAPLES RETAILING		$1,120,388

HEALTH CARE EQUIPMENT & SUPPLIES – 0.5%
DH Europe Finance II Sarl, Company Guaranteed, 2.60%, 11/15/29	225,000	248,163

HEALTH CARE PROVIDERS & SERVICES – 4.2%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	300,000	346,554
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	372,379
Cigna Corp., Company Guaranteed, 4.13%, 9/15/20	250,000	251,023
CommonSpirit Health, Sr. Secured, 2.76%, 10/01/24	110,000	115,484
CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	159,615
CVS Health Corp., Sr. Unsecured, 3.70%, 3/09/23	250,000	268,840
Elanco Animal Health, Inc., Sr. Unsecured, 4.66%, 8/27/21	250,000	260,409
UnitedHealth Group, Inc., Sr. Unsecured, 2.38%, 10/15/22	300,000	313,038

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,087,342

HOTELS, RESTAURANTS & LEISURE – 0.6%
McDonald’sCorp., Sr. Unsecured, MTN, 3.30%, 7/01/25	250,000	280,299

HOUSEHOLD PRODUCTS – 0.5%
Church & Dwight Co., Inc., Sr. Unsecured, 2.45%, 8/01/22	225,000	232,936

INSURANCE – 1.3%
American International Group, Inc., Sr. Unsecured, 2.50%, 6/30/25	130,000	139,070
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	243,161
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	275,515

TOTAL INSURANCE		$657,746

MACHINERY – 1.1%
Caterpillar Financial Services Corp., Sr. Unsecured, 0.65%, 7/07/23	50,000	50,254

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Roper Technologies, Inc., Sr. Unsecured, 3.13%, 11/15/22	$125,000	$131,620
Roper Technologies, Inc., Sr. Unsecured, 3.80%, 12/15/26	300,000	349,038

TOTAL MACHINERY		$530,912

MEDIA – 1.9%
CCO Holdings LLC, Sr. Unsecured, 4.25%, 2/01/31Ω	500,000	522,500
Discovery Communications LLC, Company Guaranteed, 4.13%, 5/15/29	350,000	403,377

TOTAL MEDIA		$925,877

MISCELLANEOUS MANUFACTURING – 2.6%
3M Co., Sr. Unsecured, 2.65%, 4/15/25	250,000	272,847
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	125,000	126,503
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	538,676
Trane Technologies Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	364,111

TOTAL MISCELLANEOUS MANUFACTURING		$1,302,137

OIL & GAS – 2.7%
Dominion Energy Gas Holdings LLC, Series B, Sr. Unsecured, 3.00%, 11/15/29	500,000	559,523
Occidental Petroleum Corp., Sr. Unsecured, 2.60%, 8/13/21	369,000	364,752
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	426,508

TOTAL OIL & GAS		$1,350,783

PHARMACEUTICALS – 3.0%
AbbVie, Inc., Sr. Unsecured, 3.75%, 11/14/23	150,000	164,403
AbbVie, Inc., Sr. Unsecured, 3.60%, 5/14/25	550,000	615,520
Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 2/15/23#	260,000	275,161
Pfizer, Inc., Sr. Unsecured, 2.63%, 4/01/30	250,000	282,489
Zoetis, Inc., Sr. Unsecured, 3.00%, 9/12/27	125,000	141,545

TOTAL PHARMACEUTICALS		$1,479,118

PIPELINES – 4.9%
Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	225,000	227,897
Kinder Morgan Energy Partners LP, Company Guaranteed, 4.25%, 9/01/24	500,000	556,763
Kinder Morgan, Inc., Company Guaranteed, 6.50%, 9/15/20	300,000	301,906

Description	Par Value	Value
MPLX LP, Sr. Unsecured, (3 Month USD LIBOR + 0.90%), 1.21%, 9/09/21Δ	$500,000	$497,907
ONEOK Partners LP, Company Guaranteed, 3.38%, 10/01/22	450,000	466,745
Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	366,000	383,628

TOTAL PIPELINES		$2,434,846

REAL ESTATE INVESTMENT TRUSTS – 3.7%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	250,000	287,285
Digital Realty Trust LP, Company Guaranteed, 3.60%, 7/01/29	100,000	117,282
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	300,000	323,958
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	300,000	323,244
Healthpeak Properties, Inc., Sr. Unsecured, 3.25%, 7/15/26	110,000	122,620
Ventas Realty LP, Company Guaranteed, 3.25%, 8/15/22	125,000	128,902
Ventas Realty LP, Company Guaranteed, 4.00%, 3/01/28	250,000	271,480
Welltower, Inc., Sr. Unsecured, 3.63%, 3/15/24	250,000	268,602

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,843,373

RETAIL – 1.7%
Amazon.com, Inc., Sr. Unsecured, 1.20%, 6/03/27	100,000	102,871
Home Depot, Inc. (The), Sr. Unsecured, 2.13%, 9/15/26	225,000	243,671
Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 4/05/29	200,000	233,081
Target Corp., Sr. Unsecured, 2.25%, 4/15/25	250,000	269,375

TOTAL RETAIL		$848,998

SEMICONDUCTORS – 0.5%
Applied Materials, Inc., Sr. Unsecured, 1.75%, 6/01/30	50,000	52,762
QUALCOMM, Inc., Sr. Unsecured, 3.25%, 5/20/27	150,000	172,461

TOTAL SEMICONDUCTORS		$225,223

SOFTWARE – 0.1%
Oracle Corp., Sr. Unsecured, 2.50%, 4/01/25	50,000	54,155

TELECOMMUNICATIONS – 1.6%
AT&T, Inc., Sr. Unsecured, 2.95%, 7/15/26	200,000	219,086

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
AT&T, Inc.,
Sr. Unsecured, 1.65%, 2/01/28	$300,000	$306,403
Verizon Communications, Inc., Sr. Unsecured, 2.63%, 8/15/26	240,000	265,280

TOTAL TELECOMMUNICATIONS		$790,769

TRANSPORTATION – 1.6%
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	265,000	272,782
Ryder System, Inc., Sr. Unsecured, MTN, 3.40%, 3/01/23	500,000	529,764

TOTAL TRANSPORTATION		$802,546

TRUCKING & LEASING – 1.1%
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	505,000	537,181

TOTAL CORPORATE BONDS (COST $28,763,767)		$30,605,614

GOVERNMENT AGENCIES – 4.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.5%
0.38%, 5/05/23	500,000	502,270
0.38%, 7/21/25	250,000	249,957

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$752,227

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.9%
0.25%, 5/22/23	700,000	700,788
0.63%, 4/22/25	750,000	759,345

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,460,133

TOTAL GOVERNMENT AGENCIES (COST $2,197,463)		$2,212,360

MORTGAGE-BACKED SECURITIES – 1.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool C90504, 6.50%, 12/01/21	2,669	2,763
Pool G01625, 5.00%, 11/01/33	21,078	23,794
Pool A18401, 6.00%, 2/01/34	21,483	25,374
Pool G08097, 6.50%, 11/01/35	17,388	20,795
Pool G02390, 6.00%, 9/01/36	6,630	7,912
Pool G08193, 6.00%, 4/01/37	19,370	23,174

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$103,812

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.8%
Pool 839291, 5.00%, 9/01/20	15	15
Pool AE2520, 3.00%, 1/01/26	242,883	254,581
Pool 256639, 5.00%, 2/01/27	15,367	16,834
Pool 256752, 6.00%, 6/01/27	15,670	18,023
Pool 257007, 6.00%, 12/01/27	25,158	28,927

Description	Par Value	Value
Pool 254240, 7.00%, 3/01/32	$24,102	$27,776
Pool 745412, 5.50%, 12/01/35	15,005	17,161

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$363,317

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 780825, 6.50%, 7/15/28	38,141	43,595
Pool 2616, 7.00%, 7/20/28	22,868	27,649
Pool 2701, 6.50%, 1/20/29	46,482	54,704
Pool 426727, 7.00%, 2/15/29	4,645	5,328
Pool 781231, 7.00%, 12/15/30	21,287	25,952

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$157,228

TOTAL MORTGAGE-BACKED SECURITIES (COST $562,229)		$624,357

U.S. TREASURY – 31.2%

U.S. TREASURY NOTES – 31.2%
0.25%, 6/15/23	250,000	250,934
0.25%, 5/31/25	500,000	501,178
0.50%, 6/30/27	150,000	151,161
0.63%, 5/15/30	200,000	201,692
1.13%, 2/28/27	250,000	262,363
1.38%, 5/31/21	80,000	80,828
1.50%, 8/15/22	150,000	154,234
1.63%, 10/31/23#	490,000	513,739
1.63%, 5/15/26	775,000	834,135
1.88%, 7/31/22	125,000	129,368
2.00%, 2/15/23	400,000	419,052
2.00%, 8/15/25	900,000	979,759
2.00%, 11/15/26	500,000	551,521
2.13%, 6/30/21	100,000	101,801
2.13%, 5/15/25	300,000	327,334
2.25%, 1/31/24	650,000	697,852
2.25%, 11/15/25	1,250,000	1,381,102
2.25%, 2/15/27	30,000	33,663
2.25%, 11/15/27	500,000	566,228
2.38%, 8/15/24	750,000	816,439
2.38%, 5/15/29	400,000	465,068
2.50%, 3/31/23	400,000	425,305
2.50%, 8/15/23	500,000	535,938
2.50%, 5/15/24	500,000	544,318
2.75%, 5/31/23	200,000	214,842
2.75%, 11/15/23	550,000	597,016
2.75%, 2/15/28	750,000	879,588
2.88%, 11/30/25	800,000	911,034
2.88%, 5/15/28	1,000,000	1,186,857

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
3.13%, 11/15/28	$650,000	$790,769

TOTAL U.S. TREASURY NOTES		$15,505,118

TOTAL U.S. TREASURY (COST $14,078,788)		$15,505,118

	Number of Shares

MONEY MARKET FUND – 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%^	614,555	$614,555

TOTAL MONEY MARKET FUND (COST $614,555)		$614,555

TOTAL INVESTMENTS IN SECURITIES – 99.7% (COST $46,229,846)		$49,575,749

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.7%

REPURCHASE AGREEMENTS – 1.7%
Bank of America Securities, Inc., 0.10%, dated 7/31/20, due 8/03/20, repurchase price $159,030 collateralized by U.S. Government Agency Securities, 2.38% to 4.50%, maturing 3/01/42 to 5/01/58; total market value of $162,210.	$159,029	$159,029
BNP Paribas SA, 0.10%, dated 7/31/20, due 8/03/20, repurchase price $159,030 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/25/21 to 6/20/50; total market value of $162,210.	159,029	159,029
Citigroup Global Markets Ltd., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $159,030 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 1/28/21 to 4/01/59; total market value of $162,210.	159,029	159,029
Credit Suisse AG, 0.08%, dated 7/31/20, due 8/03/20, repurchase price $41,845 collateralized by U.S. Treasury Securities, 0.00% to 2.25%, maturing 8/25/20 to 2/15/27; total market value of $42,682.	41,845	41,845
HSBC Securities USA, Inc., 0.08%, dated 7/31/20, due 8/03/20, repurchase price $159,030 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 11/16/28 to 5/20/50; total market value of $162,210.	159,029	159,029

Description	Par Value	Value
RBC Dominion Securities, Inc., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $159,030 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 2/20/47 to 7/01/50; total market value of $162,210.	$159,029	$159,029

TOTAL REPURCHASE AGREEMENTS (COST $836,990)		$836,990

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $836,990)		$836,990

TOTAL INVESTMENTS – 101.4% (COST $47,066,836)		$50,412,739

COLLATERAL FOR SECURITIES ON LOAN – (1.7%)		(836,990)

OTHER ASSETS LESS LIABILITIES – 0.3%		132,147

TOTAL NET ASSETS – 100.0%		$49,707,896

July 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2020, these liquid restricted securities amounted to $786,125 representing 1.58% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT	Bank Note

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

SOFRRATE	Secured Overnight Financing Rate

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2020 (unaudited)